Discontinued Operation - Schedule of Assets and Liabilities from Discontinued Operations (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 22,191	$ 54,058
Restricted cash		1,573
Accounts receivable, net	96,537
Inventories		5,502,404
Advances to suppliers, net	6,477,049	14,888,691
Prepayment and other current assets, net	278,254	74,638
Total current assets	6,874,031	20,521,364
NON - CURRENT ASSETS:
Property and equipment, net	237,376	379,678
Intangible assets, net
Operating lease right-of-use assets	99,719	270,248
Deferred tax assets	3,289,820	2,578,256
Total non - current assets	3,626,915	3,228,182
TOTAL ASSETS	10,500,946	23,749,546
CURRENT LIABILITIES:
Accounts payable	1,741,791	1,902,320
Accrued expenses and other payables	2,624,596	1,057,005
Advances from customers	16,357,806	26,424,582
Due to related parties	4,543	187,129
Deferred government grant, current	38,229	37,610
Operating lease liabilities, current	8,819	79,736
Income tax payable	665,623	670,481
Total current liabilities	21,441,407	30,358,863
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current		73,596
Deferred government grant, non-current	36,708	59,527
Total non - current liabilities	36,708	133,123
TOTAL LIABILITIES	$ 21,478,115	$ 30,491,986